Registration No. 333-52689
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           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                           BMA VARIABLE LIFE ACCOUNT A
                                       AND
                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                        SUPPLEMENT DATED JUNE 13, 2001 TO
                          PROSPECTUS DATED MAY 1, 2001


Effective August 1, 2001, no transfers or new money will be accepted into the following funds:


CONSECO SERIES TRUST                                            THE ALGER AMERICAN FUND
   Managed By Conseco Capital Management, Inc.                     Managed By Fred Alger Management, Inc.
      Equity Portfolio                                                Alger American Small Capitalization Portfolio
      Balanced Portfolio
      Fixed Income Portfolio                                    LAZARD RETIREMENT SERIES, INC.
      Government Securities Portfolio                              Managed By Lazard Asset Management
                                                                      Lazard Retirement Equity
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.                                                NEUBERGER BERMAN ADVISERS
   Managed By American Century Investment                       MANAGEMENT TRUST
   Management, Inc.                                                Managed By Neuberger Berman Management Inc.
      VP International                                                Limited Maturity Bond
                                                                        Partners
BERGER INSTITUTIONAL PRODUCTS TRUST
   Managed by Berger LLC                                        STRONG OPPORTUNITY FUND II, INC.
      Berger IPT-Growth                                            Managed By Strong Capital Management, Inc.
      Berger IPT-Large Cap Growth (formerly, Berger                   Strong Opportunity Fund II
         IPT-Growth and Income)
      Berger IPT-Small Company Growth                           STRONG VARIABLE INSURANCE FUNDS, INC.
                                                                   Managed By Strong Capital Management, Inc.
THE DREYFUS SOCIALLY RESPONSIBLE                                     Strong Mid Cap Growth Fund II GROWTH FUND, INC.
GROWTH FUND, INC.
 Managed By The Dreyfus Corporation (Sub-Adviser:               VAN ECK WORLDWIDE INSURANCE TRUST
   NCM Capital Management Group, Inc.)                             Managed By Van Eck Associates Corporation
                                                                      Worldwide Emerging Markets
DREYFUS VARIABLE INVESTMENT FUND                                      Worldwide Hard Assets
("Dreyfus VIF")                                                       Worldwide Real Estate
   Managed By The Dreyfus Corporation
      Dreyfus VIF International Value

FEDERATED INSURANCE SERIES
   Managed By Federated  Investment  Management
   Company
      Federated High Income Bond Fund II
      Federated Utility Fund II
   Managed By Federated Global Investment
   Management  Corp.
      Federated International Equity Fund II

All other funds will remain available. If you need assistance, contact your registered representative or the BMA Service Center at 1-800-423-9398.